Pension Plans (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2015
Components of net periodic benefit cost
Net periodic benefit cost (income)	$ (78)	$ (17)	$ (4)
Net actuarial loss (gain)	38	274	(83)
Amortization of unrecognized actuarial loss, Before tax amount	(48)	(48)	(55)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	(215)	0	0
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Prior service gain	18	4	5
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	(233)	179	(118)
UK Pension Benefits
Components of net periodic benefit cost
Service cost	32	41	37
Interest cost	102	121	109
Expected return on plan assets	(222)	(213)	(191)
Amortization of unrecognized prior service gain	(18)	(4)	(5)
Amortization of unrecognized actuarial loss	36	42	45
Curtailment gain	(5)	0	0
Net periodic benefit cost (income)	(75)	(13)	(5)
Net actuarial loss (gain)	63	83	15
Amortization of unrecognized actuarial loss, Before tax amount	(36)	(42)	(45)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	(215)	0	0
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Prior service gain	18	4	5
Other Comprehensive Income (Loss), Finalization of Pension and Other Postretirement Benefit Plan Valuation, Tax	18	(2)	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	(152)	43	(25)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	(227)	30	(30)
US Pension Benefits
Components of net periodic benefit cost
Service cost	0	0	0
Interest cost	40	40	38
Expected return on plan assets	(57)	(54)	(51)
Amortization of unrecognized prior service gain	0	0	0
Amortization of unrecognized actuarial loss	11	6	9
Curtailment gain	0	0	0
Net periodic benefit cost (income)	(6)	(8)	(4)
Net actuarial loss (gain)	(15)	172	(90)
Amortization of unrecognized actuarial loss, Before tax amount	(11)	(6)	(9)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	0	0
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Prior service gain	0	0	0
Other Comprehensive Income (Loss), Finalization of Pension and Other Postretirement Benefit Plan Valuation, Tax	0	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	(26)	166	(99)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$ (32)	$ 158	$ (103)